Fees Summary	Oct. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,442,000
Previously Paid Amount	0.00
Total Fee Amount	475.34
Total Offset Amount	0.00
Net Fee	475.34
Narrative - Max Aggregate Offering Price	$ 3,442,000
Final Prospectus	true